[logo] PIONEER Investments(R)







                                                          April 3, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Series Trust VIII (the "Trust")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of Class A, B and C shares, Class Y shares and multi-class statement of additional information for Pioneer International Value Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.25 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0000893660-09-000003) on March 27, 2009.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc: Jeremy B Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."